Earnings Per Share (Tables)	12 Months Ended
Feb. 28, 2021
Earnings Per Share [Abstract]
Summary of Earnings Per Share

	Year ended February 28, 2021	Year ended February 29, 2020	Year ended February 28, 2019
	US$	US$	US$
Profit/(Loss) for the year attributable to equity holders of the Group	45,260,215	13,580,791	(2,038,075)

	No. of shares	No. of shares	No. of shares
Weighted average number of ordinary shares in issue during the year	60,956,752	3,333,433	100

	US$	US$	US$
Basic and diluted earnings per share	0.74	4.07	(20,381.00)